Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Statement of comprehensive income [abstract]
Net income		$ 2,007	$ 2,171	$ 1,749	$ 4,178	$ 3,477
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(3,061)	2,453	1,244	(608)	(359)
Net gains (losses) on hedges of investments in foreign operations		1,897	(1,571)	(779)	326	183
Other comprehensive income, net of tax, exchange differences on translation		(1,164)	882	465	(282)	(176)
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		(17)	110	21	93	181
Net (gains) losses reclassified to net income		(6)	(9)	(21)	(15)	(31)
Other comprehensive income, net of tax, debt securities		(23)	101		78	150
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		472	326	(374)	798	497
Net (gains) losses reclassified to net income		(194)	(35)	(92)	(229)	(208)
Other comprehensive income, net of tax, cash flow hedges		278	291	(466)	569	289
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(47)	19	13	(28)	(65)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		157	(2)	(57)	155	(256)
Net gains (losses) on equity securities designated at FVOCI		12	3	(10)	15	(10)
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		122	20	(54)	142	(331)
Total OCI	[1]	(787)	1,294	(55)	507	(68)
Comprehensive income		1,220	3,465	1,694	4,685	3,409
Comprehensive income attributable to non-controlling interests		9	8	10	17	22
Preferred shareholders and other equity instrument holders		78	88	61	166	128
Common shareholders		1,133	3,369	1,623	4,502	3,259
Comprehensive income attributable to equity shareholders		1,211	3,457	1,684	4,668	3,387
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		79	(63)	(34)	16	11
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(216)	152	78	(64)	(18)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(137)	89	44	(48)	(7)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on debt securities measured at FVOCI		17	(11)	(2)	6	(34)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		2	3	8	5	12
Income tax (expense) benefit relating to debt securities of other comprehensive income		19	(8)	6	11	(22)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(181)	(126)	144	(307)	(191)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		74	14	35	88	80
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(107)	(112)	179	(219)	(111)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		19	(8)	(5)	11	26
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(60)		21	(60)	98
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(5)	(1)	3	(6)	3
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(46)	(9)	19	(55)	127
Income tax (expense) benefit relating to components of other comprehensive income		$ (271)	$ (40)	$ 248	$ (311)	$ (13)

[1]	Includes $20 million of gains for the quarter ended April 30, 2025 (January 31, 2025: $3 million of losses; April 30, 2024: $1 million of gains), and $17 million of gains for the six months ended April 30, 2025 (April 30, 2024: $54 million of gains), relating to our investments in equity-accounted associates and joint ventures.